Convertible Notes Payable - Schedule of Conversions of Convertible Notes (Details) - USD ($)		May 20, 2026	Apr. 09, 2026
Conversion of Stock [Line Items]
Conversion Amount:		$ 110,000	$ 50,000
Class B Ordinary Shares [Member]
Conversion of Stock [Line Items]
Adjusted Class B Ordinary shares:	[1]	98,179	30,106
ADS [Member]
Conversion of Stock [Line Items]
Conversion Shares (in ADS):		98,179	903,179
Conversion Price (per ADS) [Member]
Conversion of Stock [Line Items]
Conversion price (in Dollars per share)		$ 1.1204	$ 0.05536

[1]	Amounts represent the equivalent underlying Class B ordinary shares, which have been retrospectively adjusted to reflect both the applicable ADS-to-ordinary share ratio at the time of conversion (1:8 for April and 1:240 for May) and the 240-to-1 reverse share split effective July 16, 2026.